UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004                    (in U.S. dollars)

Preferred Securities

                                         S&P     Moody's      Face
Industry+                              Ratings   Ratings     Amount                  Capital Trusts                       Value
===================================================================================================================================
Auto & Truck -                         BB        Baa3      $ 5,000,000   Delphi Trust II, 6.197% due 11/15/2033(a)    $   5,038,000
2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 11.6%                          A         Aa3         1,835,000   Danske Bank A/S, 5.914% (a)(b)(c)                1,879,602
                                       BBB+      A3          1,830,000   Den Norske Bank ASA, 7.729% (a)(b)(c)            2,098,157
                                       BBB+      A3          8,000,000   Dresdner Funding Trust I, 8.151%                 9,082,680
                                                                         due 6/30/2031(c)
                                       A-        A1          5,000,000   First Chicago NBD Capital I, 2.244%              4,793,670
                                                                         due 2/01/2027(a)
                                       A         NR*         1,190,000   HBOS Capital Funding LP, 6.85% (b)               1,190,000
                                       NR*       NR*         3,000,000   Hubco Capital Trust I, 8.98% due 2/01/2027       3,346,821
                                       NR*       NR*         1,500,000   Hubco Capital Trust II, 7.65%                    1,509,375
                                                                         due 6/15/2028(c)
                                       A         A1          5,000,000   RBS Capital Trust I, 4.709% (a)(b)               4,652,060
                                                                                                                      -------------
                                                                                                                         28,552,365
-----------------------------------------------------------------------------------------------------------------------------------
Distribution - 4.1%                    BBB       Baa2        9,000,000   AGL Capital Trust, 8.17% due 6/01/2037           9,999,666
-----------------------------------------------------------------------------------------------------------------------------------
Electric - 2.4%                        BBB-      Baa2        1,200,000   Dominion Resources Capital Trust I, 7.83%        1,283,934
                                                                         due 12/01/2027
                                       BB+       Baa2        2,500,000   SWEPCO Capital Trust I, 5.25%                    2,509,900
                                                                         due 10/01/2043(a)
                                       BBB+      Baa1        2,000,000   Southern Company Capital Trust I, 8.19%          2,197,324
                                                                         due 2/01/2037                                -------------
                                                                                                                          5,991,158
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities -                   BB-       Ba2         2,000,000   AVA Capital Trust III, 6.50%                     1,935,000
0.8%                                                                     due 4/01/2034(a)
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 4.5%                         BBB-      Baa2        2,000,000   Cullen/Frost Capital Trust II, 2.86%             2,035,920
                                                                         due 3/01/2034(a)
                                       BB        Baa3        3,500,000   Fuji JGB Investment LLC, 9.87% (a)(b)(c)         4,045,167
                                       A-        A1          2,700,000   Goldman Sachs Capital I, 6.345%                  2,586,897
                                                                         due 2/15/2034
                                       BB        Baa3        2,000,000   SB Treasury Company LLC, 9.40% (a)(b)(c)         2,311,088
                                                                                                                      -------------
                                                                                                                         10,979,072
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 9.8%                       BBB       Baa3        8,000,000   AON Capital Trust, 8.205% due 1/01/2027          8,863,064
                                       BB        Ba1        10,000,000   Markel Capital Trust I, 8.71%                   10,469,560
                                                                         due 1/01/2046

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                                         S&P     Moody's      Face
Industry+                              Ratings   Ratings     Amount                  Capital Trusts                       Value
===================================================================================================================================
Insurance                              BBB       Baa1      $ 5,000,000   QBE Insurance Group Limited, 5.647% due      $   4,803,990
(concluded)                                                              7/01/2023(a)(c)                              -------------
                                                                                                                         24,136,614
-----------------------------------------------------------------------------------------------------------------------------------
Insurance -                            BBB+      A3          9,000,000   Axa, 8.60% due 12/15/2030                       11,160,891
Multiline - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oil - 5.0%                             A-        A2          4,000,000   Oil Insurance Limited, 5.15% due                 4,008,428
                                                                         8/15/2033(a)(c)
                                       BBB-      Baa1        8,000,000   Pemex Project Funding Master Trust,              8,380,000
                                                                         7.375% due 12/15/2014                        -------------
                                                                                                                         12,388,428
-----------------------------------------------------------------------------------------------------------------------------------
Pipelines - 0.9%                       BB+       Baa3        2,000,000   K N Capital Trust III, 7.63% due 4/15/2028       2,119,210
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                         BBB       Baa1        1,465,000   Dime Capital Trust I, 9.33% due 5/06/2027        1,714,921
Associations -                         BB        Baa2        6,735,000   GreenPoint Capital Trust I, 9.10%                7,617,231
7.4%                                                                     due 6/01/2027
                                       BB-       Ba1         5,900,000   Sovereign Capital Trust I, 9% due 4/01/2027      6,548,263
                                       BB        NR*         2,000,000   Webster Capital Trust I, 9.36%                   2,296,770
                                                                         due 1/29/2027(c)                             -------------
                                                                                                                         18,177,185
-----------------------------------------------------------------------------------------------------------------------------------
Special Services -                     BBB-      Baa1        8,710,000   ACE Capital Trust II, 9.70% due 4/01/2030       11,616,370
4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Special Situations -                   BBB+      Baa3        9,110,000   Farmers Exchange Capital, 7.05%                  8,923,409
9.6%                                                                     due 7/15/2028(c)
                                       BBB+      Baa1        6,000,000   Mangrove Bay PassThru Trust, 6.102% due          5,963,880
                                                                         7/15/2033(a)(c)
                                       AA-       Aa3         3,000,000   Swedish Export Credit Corporation,               2,934,474
                                                                         6.375% (b)(c)
                                       B+        Baa3        5,000,000   Tokai Preferred Capital Company LLC, 9.98%       5,826,640
                                                                         (a)(b)(c)                                    -------------
                                                                                                                         23,648,403
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Capital Trusts
                                                                         (Cost - $161,003,190) - 67.4%                  165,742,362
-----------------------------------------------------------------------------------------------------------------------------------

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                                                              Shares
Industry+                                                      Held                  Preferred Stocks                     Value
===================================================================================================================================
Banks - 2.8%                                                   104,800   Banco Santander Central Hispano SA,          $   2,524,422
                                                                         6.41% (c)
                                                                80,000   CoBank, ACB, 7%                                  4,236,000
                                                                                                                      -------------
                                                                                                                          6,760,422
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                                       20,000   Duquesne Light Company, 6.50%                      998,000
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 3.8%                                                   6,000   Federal National Mortgage Association,             266,700
                                                                         5.125%
                                                                18,325   J.P. Morgan Chase & Co., 4.50% (a)               1,832,500
                                                               280,000   Lehman Brothers Holdings, Inc., 6.50%            7,324,800
                                                                                                                      -------------
                                                                                                                          9,424,000
-----------------------------------------------------------------------------------------------------------------------------------
Gas - 3.5%                                                     320,000   Southern Union Company, 7.55%                    8,608,000
-----------------------------------------------------------------------------------------------------------------------------------
Property & Casualty Insurance - 1.3%                           120,000   ACE Limited, 7.80%                               3,193,200
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Government                                         3,000,000   Farm Credit Bank of Texas, 7.561% (a)(b)         3,035,850
Obligations - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communication - 5.0%                                    9,720   Centaur Funding Corporation, 9.08%              12,247,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Preferred Stocks
                                                                         (Cost - $42,068,400) - 18.0%                    44,266,672
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -                                 76,000   AMB Property Corporation, 6.75%                  1,848,320
22.5%                                                           63,800   Alexandria Real Estate Equities, Inc.,           1,642,850
                                                                         8.375%
                                                                72,800   BRE Properties, Inc., 6.75%                      1,732,640
                                                               400,000   CBL & Associates Properties, Inc., 7.75%        10,244,000
                                                               400,000   CarrAmerica Realty Corporation, 7.50%           10,248,000
                                                               180,000   Developers Diversified Realty Corporation,       4,442,400
                                                                         7.375%
-----------------------------------------------------------------------------------------------------------------------------------

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (concluded)

                                                              Shares
Industry+                                                      Held            Real Estate Investment Trusts              Value
===================================================================================================================================
Real Estate Investment Trusts                                   90,000   Duke Realty Corporation, 6.50%               $   2,169,000
(concluded)                                                        610   First Industrial Realty Trust, Inc.,               608,780
                                                                         6.236%
                                                               425,000   HRPT Properties Trust, 8.75%                    11,292,250
                                                               192,000   Health Care Property Investors, Inc., 7.10%      4,790,400
                                                               120,000   iStar Financial Inc., 7.50%                      2,958,000
                                                                38,600   PS Business Parks, Inc., 7%                        903,240
                                                                18,400   PS Business Parks, Inc., 7.95%                     469,200
                                                                80,000   Public Storage, Inc., 6.45%                      1,896,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Real Estate Investment     55,245,080
                                                                         Trusts (Cost - $55,203,750) - 22.5%
-----------------------------------------------------------------------------------------------------------------------------------

                                         S&P     Moody's      Face
                                       Ratings   Ratings     Amount                  Trust Preferred
===================================================================================================================================
Aerospace &                            NR*       NR*       $ 2,050,000   RC Trust I, 7% due 5/15/2006                     2,244,750
Defense - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 2.2%                         BBB+      Baa1        5,500,000   Countrywide Capital IV, 1.50% due 4/01/2033      5,454,678
-----------------------------------------------------------------------------------------------------------------------------------
Gas - 4.2%                             BB        Baa3       10,000,000   Southwest Gas Capital II, 7.70%                 10,416,356
                                                                         due 9/15/2043
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                       A         A3          4,000,000   ABN AMRO North America Capital Funding           3,838,038
                                                                         Trust II, 1.575% (a)(b)(c)
                                       BBB       Baa1        2,250,000   Lincoln National Capital VI, 6.75%               2,240,046
                                                                         due 9/11/2052                                -------------
                                                                                                                          6,078,084
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Trust Preferred
                                                                         (Cost - $23,702,094) - 9.8%                     24,193,868
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Preferred Securities
                                                                         (Cost - $281,977,434) - 117.7%                 289,447,982
-----------------------------------------------------------------------------------------------------------------------------------

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

                                         S&P     Moody's      Face
Industry+                              Ratings   Ratings     Amount                  Corporate Bonds                      Value
===================================================================================================================================
Broadcast - 3.7%                       BBB-      Baa3      $ 8,000,000   Liberty Media Corporation, 8.25%             $   8,999,784
                                                                         due 2/01/2030
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television                       BBB       Baa3        3,000,000   Comcast Corporation, 7.05% due 3/15/2033         3,162,336
Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cellular Telephones -                  BBB       Baa2        5,000,000   AT&T Wireless Services, Inc., 8.75%              6,223,555
2.5%                                                                     due 3/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 2.1%                      BBB       Baa3        5,000,000   Sealed Air Corporation, 6.875%                   5,104,485
                                                                         due 7/15/2033(c)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                                                              General Motors Acceptance Corporation:
Financials - 4.2%                      BBB       A3          2,000,000       6.875% due 8/28/2012                         2,036,002
                                       BBB       A3          3,000,000       8% due 11/01/2031                            3,046,314
                                       BBB       Baa1        5,000,000   General Motors Corporation, 7.70%                5,255,210
                                                                         due 4/15/2016                                -------------
                                                                                                                         10,337,526
-----------------------------------------------------------------------------------------------------------------------------------
Electric - 3.7%                        BBB       Baa2        4,060,000   ComEd Financing III, 6.35% due 3/15/2033         3,927,303
                                       BBB       Baa2        5,000,000   Energy East Corporation, 6.75%                   5,118,930
                                                                         due 9/15/2033                                -------------
                                                                                                                          9,046,233
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 4.2%                         BBB-      A3          5,000,000   Ford Motor Credit Company, 7.25%                 5,258,405
                                                                         due 10/25/2011
                                       AAA       Aaa         5,000,000   Sigma Finance Corporation, 1.12%                 5,000,000
                                                                         due 8/15/2011                                -------------
                                                                                                                         10,258,405
-----------------------------------------------------------------------------------------------------------------------------------
Foreign                                BBB-      Baa2        7,032,000   United Mexican States, 5.875%                    6,891,360
Government                                                               due 1/15/2014++
Obligations - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

                                         S&P     Moody's      Face
Industry+                              Ratings   Ratings     Amount                  Corporate Bonds                      Value
===================================================================================================================================
Industrial                             BBB       A3        $ 5,000,000   DaimlerChrysler NA Holding Corporation,      $   5,870,370
Manufacturing -                                                          8.50% due 1/18/2031
2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services -                  BBB       Baa3        2,000,000   Comcast Cable Holdings, LLC, 8.75%               2,434,388
3.2%                                                                     due 8/01/2015
                                       BBB+      Baa1        5,000,000   Time Warner Inc., 7.625% due 4/15/2031           5,500,790
                                                                                                                      -------------
                                                                                                                          7,935,178
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 5.0%                       BBB+      Baa2        5,000,000   France Telecom, 9.50% due 3/01/2031              6,366,205
                                       BBB-      Baa3        5,000,000   Sprint Capital Corporation, 8.75%                6,058,815
                                                                         due 3/15/2032                                -------------
                                                                                                                         12,425,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Corporate Bonds
                                                                         (Cost - $84,222,619) - 35.1%                    86,254,252
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                                         600,000   Federal Home Loan Banks, 1.23% due                 599,959
Obligations**                                                            8/04/2004(d)
                                                             1,000,000   Federal Home Loan Mortgage Corporation,            999,199
                                                                         1.31% due 8/24/2004(d)
                                                             2,000,000   Federal National Mortgage Association,           1,999,878
                                                                         1.25% due 8/04/2004(d)                       -------------
                                                                                                                          3,599,036
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Beneficial
                                                            Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $ 3,034,397   Merrill Lynch Liquidity Series, LLC Cash         3,034,397
                                                                         Sweep Series I (e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments in Short-Term Securities
                                                                         (Cost - $6,633,433) - 2.7%                       6,633,433
-----------------------------------------------------------------------------------------------------------------------------------

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)


                                   Number of
                                   Contracts                           Options Purchased                                  Value
===================================================================================================================================
Put Options                              14     Swaption, expiring September 2008 at $6.49, Broker Lehman Brothers,   $     651,973
                                                    Inc. (f)
                                        200     U.S Treasury Notes, expiring August 2004 at $97, Broker Greenwich             3,125
                                                    Capital Markets
                                        200     U.S Treasury Notes, expiring August 2004 at $108, Broker Fimat               28,125
                                                    USA, Inc.
                                        240     U.S Treasury Notes, expiring August 2004 at $109, Broker HSBC                67,500
                                                    Securities
                                        375     U.S Treasury Notes, expiring September 2004 at $105, Broker Credit           58,594
                                                    Suisse First Bank
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Purchased (Premiums Paid - $2,052,289) - 0.3%                 809,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $374,885,775) - 155.8%                        383,144,984
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                            200     U.S. Treasury Notes, expiring August 2004 at $108, Broker Greenwich        (253,125)
                                                     Capital Markets
                                        200     U.S. Treasury Notes, expiring August 2004 at $111, Broker Fimat            (140,625)
                                                     USA, Inc.
                                        275     U.S. Treasury Notes, expiring September 2004 at $111, Broker Credit        (167,578)
                                                     Suisse First Bank
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                              25     Swaption, expiring September 2008 at $6.65, Broker Lehman Brothers,        (852,500)
                                                     Inc. (f)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written (Premiums Received - $1,869,453) - (0.6%)          (1,413,828)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written                               381,731,156
                                                     (Cost - $373,016,322***) - 155.2%

                                                Preferred Stock, at Redemption Value - (55.5%)                         (136,521,622)

                                                Other Assets Less Liabilities - 0.3%                                        660,910
                                                                                                                      -------------
                                                Net Assets Applicable to Common Stock - 100.0%                        $ 245,870,444
                                                                                                                      =============

                            Preferred and Corporate Income Strategies Fund, Inc.

(a)   Floating rate note.
(b)   The security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                         Net           Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                          $795,349         $ 26,697
      --------------------------------------------------------------------------

(f) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Fund is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption. One swaption contract represents a notional amount of $1,000,000.
*     Not Rated.
** Certain U.S. Government Agency Obligations are traded on a discount basis. The interest rate shows reflects the discount rate paid at July 31, 2004.
*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 373,439,045
                                                                  =============
      Gross unrealized appreciation                               $  11,294,465
      Gross unrealized depreciation                                  (3,002,354)
                                                                  -------------
      Net unrealized appreciation                                 $   8,292,111
                                                                  =============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
++ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

                            Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)

      Swaps outstanding as of July 31, 2004 were as follows:

      --------------------------------------------------------------------------
                                                    Notional         Unrealized
                                                     Amount         Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to
         3-month USD LIBOR and
         pay a fixed rate of 5.3575%

      Broker, Morgan Stanley Capital
         Services, Inc.
         Expires October 2014                      $110,000,000    $ (2,445,960)
      --------------------------------------------------------------------------

      Financial futures contracts sold as of July 31, 2004 were as follows:

      ----------------------------------------------------------------------------------------
      Number of                                                      Face         Unrealized
      Contracts           Issue                 Expiration Date      Value        Depreciation
      ----------------------------------------------------------------------------------------
        1,043    10-year U.S. Treasury Bonds    September 2004    $114,010,093    $ (1,469,563)
      ----------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 17, 2004